Income tax - Schedule of Reconciliation Between Statutory and Effective Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes paid (refund) [abstract]
Net loss	€ (39,700)	€ (57,041)	€ (47,003)
Effective tax expense	120	10	5
Recurring loss before tax	€ (39,580)	€ (57,030)	€ (46,999)
Theoretical tax rate (statutory rate in France)	25.00%	25.00%	26.50%
Theoretical tax (benefit) expense	€ (9,895)	€ (14,258)	€ (12,455)
Share-based payment	805	794	848
Other permanent differences	(660)	45	117
Other non-taxable items (CIR)	(985)	(1,023)	(660)
Unrecognized deferred tax on deductible differences and tax losses	10,854	14,452	12,154
Effective tax expense	€ 120	€ 10	€ 5
Effective tax rate	(0.30%)	0.00%	0.00%